Property and Equipment - Summary of Property and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Cost	$ 2,339
Depreciation	1,278	$ 980	$ 870
Subtotal	7,172	2,339
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Cost	6,079	4,558
Additions	5,923	1,007
Additions through business acquisitions	328	510
Disposals / retirements	(1,345)	(23)
Foreign currency translation adjustment	149	27
Subtotal	11,134	6,079	4,558
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Cost	(3,740)	(2,737)
Depreciation	1,278	980
Disposals / retirements	1,159	3
Foreign currency translation adjustment	(103)	(26)
Subtotal	(3,962)	(3,740)	(2,737)
Furniture, fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Cost	569
Subtotal	1,634	569
Furniture, fixtures and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Cost	1,435	1,234
Additions	1,313	196
Additions through business acquisitions	67	16
Disposals / retirements	(490)	(10)
Foreign currency translation adjustment	8	(1)
Subtotal	2,333	1,435	1,234
Furniture, fixtures and equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Cost	(866)	(690)
Depreciation	226	179
Disposals / retirements	397	5
Foreign currency translation adjustment	(4)	(2)
Subtotal	(699)	(866)	(690)
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Cost	926
Subtotal	1,438	926
Computer equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Cost	2,800	2,062
Additions	886	227
Additions through business acquisitions	239	494
Disposals / retirements	(855)	(13)
Foreign currency translation adjustment	120	30
Subtotal	3,190	2,800	2,062
Computer equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Cost	(1,874)	(1,435)
Depreciation	543	409
Disposals / retirements	762	(2)
Foreign currency translation adjustment	(97)	(28)
Subtotal	(1,752)	(1,874)	(1,435)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Cost	844
Subtotal	4,100	844
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Cost	1,844	1,262
Additions	3,724	584
Additions through business acquisitions	22	0
Disposals / retirements	0	0
Foreign currency translation adjustment	21	(2)
Subtotal	5,611	1,844	1,262
Leasehold improvements | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Cost	(1,000)	(612)
Depreciation	509	392
Disposals / retirements	0	0
Foreign currency translation adjustment	(2)	4
Subtotal	$ (1,511)	$ (1,000)	$ (612)